Significant accounting policies - Additional information (Details) $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2019 CAD ($)	Jun. 01, 2019 CAD ($)
Lease Liabilities Recognized In The Consolidated Statement Of Financial Position [Line Items]
Amortisation expense	$ 21,747	$ 14,084
IFRS16 [Member]
Lease Liabilities Recognized In The Consolidated Statement Of Financial Position [Line Items]
Weighted Average Discount Rate, Percent	5.0
Lease liabilities			$ 8,606
Amortisation expense	$ 1,455
Finance costs	$ 380